Summary of Significant Accounting Policies - Schedule of Inventories (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials		$ 1,076,764	$ 758,870
Work-in-process		274,741	277,827
Finished goods		70,067	96,445
Total inventories	$ 1,116,143	$ 1,421,572	$ 1,133,142